Reporting Segments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of entity's operating segments [text block] [Abstract]
Schedule of reporting segment
		For the year ended December 31, 2020
	Loans and accounts receivable at amortized cost (1)	Net interest income	Net fee and commission income	Financial transactions, net (2)	Expected credit losses	Support expenses (3)	Segment’s net contribution
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Retail Banking	24,279,248	1,049,543	213,431	28,577	(317,050)	(596,464)	378,038
Middle-market	8,136,402	346,225	38,335	21,859	(109,999)	(91,132)	205,287
CIB	1,635,217	114,229	23,180	82,303	(51,097)	(72,715)	95,900
Other	289,026	83,851	(7,668)	17,058	(118)	(8,235)	84,888
Total	34,339,893	1,593,848	267,278	149,797	(478,264)	(768,546)	764,113

Other operating income							8,206
Other operating expenses and impairment							(78,444)
Income from investments in associates and other companies							1,388
Income tax expense							(142,533)
Result of continuing operations							552,730
Result of discontinued operations							-
Net income for the year							552,730
		For the year ended December 31, 2019
	Loans and accounts receivable at amortized cost (1)	Net interest income	Net fee and commission income	Financial transactions, net (2)	Expected credit losses	Support expenses (3)	Segment’s net contribution
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Retail Banking	22,926,377	960,361	230,627	28,426	(279,969)	(575,511)	363,934
Middle-market	8,093,496	298,587	38,712	13,535	(38,746)	(97,054)	215,034
CIB	1,603,633	98,154	29,103	94,761	223	(65,343)	156,898
Other	48,009	59,862	(11,356)	64,970	(4,819)	(11,953)	96,704
Total	32,671,515	1,416,964	287,086	201,692	(323,311)	(749,861)	832,570

Other operating income							13,001
Other operating expenses and impairment							(52,029)
Income from investments in associates and other companies							1,146
Income tax expense							(175,074)
Result of continuing operations							619,614
Result of discontinued operations							1,699
Net income for the year							621,313
		For the year ended December 31, 2018
	Loans and accounts receivable at amortized cost (1)	Net interest income	Net fee and commission income	Financial transactions, net (2)	Expected credit losses	Support expenses (3)	Segment’s net contribution
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Retail Banking	20,786,637	949,764	220,532	19,694	(287,739)	(553,157)	349,094
Middle-market	7,690,380	272,912	36,746	16,848	(26,314)	(92,377)	207,815
CIB	1,613,088	96,722	35,064	57,340	2,339	(64,913)	126,552
Other	123,310	94,970	(1,457)	11,200	(5,694)	(11,486)	87,533
Total	30,213,415	1,414,368	290,885	105,082	(317,408)	(721,933)	770,994

Other operating income							23,129
Other operating expenses and impairment							(32,381)
Income from investments in associates and other companies							1,325
Income tax expense							(167,144)
Result of continuing operations							595,923
Result of discontinued operations							3,770
Net income for the year							599,693
(1)	Corresponds to loans and accounts receivable at amortized cost under IFRS 9, without deducting their allowances for loan losses.
(2)	Corresponds to the sum of the net income from financial operations and the foreign exchange profit or loss.
(3)	Corresponds to the sum of personnel salaries and expenses, administrative expenses, depreciation and amortization.